Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020
Leases
Operating lease payments	$ 39,366
Security deposits	1,883			$ 1,888
Office Space in Burlington
Leases
Operating lease payments			$ 27,300
Tenant improvement allowance			$ 5,200
Tenant improvement allowance utilized	$ 2,100
Option to terminate	true
Option to extend	true
Other Noncurrent Assets | Office Space in Burlington
Leases
Security deposits		$ 4,000